UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-03287

                                                      New Alternatives Fund

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

                                  Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund

150 Broadhollow Road, Suite PH2

                                  Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS – 92.6%
Alternate Energy — 81.5%
Energy Storage — 3.7%
Panasonic Corp. (Japan) SP ADR	750,000	$7,500,000

		7,500,000

Renewable Energy Power Producers & Developers — 64.0%
Abengoa SA, Class B (Spain)**	500,000	120,761
Abengoa Yield PLC (Great Britain)*	539,300	10,252,093
Acciona SA (Spain)	135,000	10,201,699
Avangrid, Inc.	235,000	9,818,300
Brookfield Renewable Energy Partners LP (Canada/Bermuda)	375,000	11,535,000
EDP Renovaveis SA (Spain/Portugal)	1,250,000	10,034,375
Elecnor SA (Spain)	125,000	1,157,056
Hafslund ASA, Class A (Norway)	328,074	3,190,623
Innergex Renewable Energy, Inc. (Canada)	875,000	9,821,000
Nextera Energy Partners LP*	355,000	9,929,350
Northland Power, Inc. (Canada)	300,000	5,596,380
NRG Yield, Inc., Class A*	360,000	5,875,200
NRG Yield, Inc., Class C*	315,000	5,342,400
Pattern Energy Group, Inc.*	510,000	11,469,900
TerraForm Power, Inc., Class A*	825,000	11,475,750
TransAlta Renewables, Inc. (Canada)	875,000	9,824,500
TrustPower Ltd. (New Zealand)	500,000	2,803,384

		128,447,771

Solar Photovoltaic — 5.2%
8Point3 Energy Partners LP*	685,000	9,864,000
Canadian Solar, Inc. (Canada)**	15,000	206,100
First Solar, Inc.**	5,000	197,450
SunPower Corp.**	25,000	223,000

		10,490,550

Wind Turbines — 8.6%
Gamesa Corporacion Tecnologica SA (Spain)	375,000	8,979,122
Vestas Wind Systems AS (Denmark)	100,000	8,230,360

		17,209,482

Total Alternate Energy		163,647,803

Sustainable Energy Financial Services — 6.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	550,000	12,853,500

		12,853,500

Energy Conservation — 3.9%
Johnson Controls International PLC (Ireland)	50,000	2,326,500
Koninklijke Philips NV (Netherlands)	175,000	5,178,250

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016

(Unaudited)

	Shares	Value
Energy Conservation (Continued)
Owens Corning, Inc.	5,000	$266,950

		7,771,700

Water Utilities — 0.6%
American Water Works Co., Inc.	15,000	1,122,600

		1,122,600

Natural Food — 0.2%
Whole Foods Market, Inc.	15,000	425,250

		425,250

Total Common Stocks (Cost $184,014,462)		185,820,853

	Par
CERTIFICATES OF DEPOSIT—0.2%
Socially Concerned Banks — 0.2%
Alternatives Federal Credit Union savings account 0.20% due 01/14/17	$100,000	100,000
Carver Federal Savings Bank 0.25% due 12/22/16	100,000	100,000
People’s United Bank 0.30% due 12/01/16	100,000	100,000
Self Help Credit Union 1.05% due 12/30/16	100,000	100,000
Urban Partnership Bank 0.30% due 01/28/17	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $184,514,462) — 92.8%		186,320,853
Other Assets in Excess of Liabilities — 7.2%		14,436,293

Net Assets — 100.0%		$200,757,146

* These entities are commonly known as “Yieldco’s”.

** Non-income producing security

† The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$184,514,462

Gross unrealized appreciation	$20,237,341
Gross unrealized depreciation	(18,430,950)

Net unrealized appreciation	$1,806,391

PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

1. PORTFOLIO VALUATION – The New Alternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor under methods established by and under the general supervision of the Fund’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.

2. FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

● Level 1	-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2	-

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NEW ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

● Level 3	-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Total Value at 09/30/2016	Level 1 – Quoted Price	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stocks
Alternate Energy	$163,647,803	$163,647,803	$ —	$ —
Sustainable Energy Financial Services	12,853,500	12,853,500	—	—
Energy Conservation	7,771,700	7,771,700	—	—
Water Utilities	1,122,600	1,122,600	—	—
Natural Food	425,250	425,250
Certificates of Deposit	500,000	—	500,000

Total	$186,320,853	$185,820,853	$500,000	$ —

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at September 30, 2016, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period. For the period ended September 30, 2016, there were no transfers between Levels 1 and 2 for the Fund. The Fund did not hold any Level 3 categorized securities during period ended September 30, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Alternatives Fund

By (Signature and Title)* /s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer)

Date 11-18-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer)

Date 11-18-2016

* Print the name and title of each signing officer under his or her signature.